Sprott Gold Miners ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.96%)
Gold Mining (96.43%)
Agnico Eagle Mines, Ltd.	397,107	$43,023,489
Alamos Gold, Inc., Class A(a)	580,480	15,509,854
Anglogold Ashanti PLC	86,447	3,208,913
Artemis Gold, Inc.(b)	104,465	1,242,067
B2Gold Corp.(a)	414,776	1,178,857
Barrick Gold Corp.(a)	753,255	14,624,888
Centerra Gold, Inc.	1,625,094	10,310,349
Coeur Mining, Inc.(b)	204,073	1,208,112
Dundee Precious Metals, Inc.(a)	797,675	10,576,171
Eldorado Gold Corp.(a)(b)	80,628	1,355,333
Endeavour Mining PLC(a)	562,323	13,512,477
Equinox Gold Corp.(a)(b)	182,197	1,252,165
Franco-Nevada Corp.(a)	78,858	12,402,579
Gold Fields, Ltd., Sponsored ADR	201,779	4,457,298
Harmony Gold Mining Co., Ltd., Sponsored ADR	101,638	1,501,193
IAMGOLD Corp.(b)	208,887	1,303,502
K92 Mining, Inc.(b)	1,304,872	11,252,883
Kinross Gold Corp.	1,460,172	18,396,107
Lundin Gold, Inc.(a)	448,020	13,872,882
New Gold, Inc.(b)	384,985	1,423,245
Newmont Corp.	890,798	43,007,727
Novagold Resources, Inc.(a)(b)	187,753	547,974
OceanaGold Corp.	3,524,085	11,754,705
Orla Mining, Ltd.(b)	1,214,249	11,340,472
Osisko Gold Royalties, Ltd.(a)	62,265	1,314,053
Royal Gold, Inc.	92,960	15,199,890
Sandstorm Gold, Ltd.	187,731	1,414,130
Seabridge Gold, Inc.(b)	56,220	654,380
SSR Mining, Inc.(b)	114,714	1,149,492
Torex Gold Resources, Inc.(b)	50,327	1,393,649
Triple Flag Precious Metals Corp.	595,923	11,400,410
Wesdome Gold Mines, Ltd.(b)	897,431	10,688,974
Wheaton Precious Metals Corp.(a)	396,138	30,740,232
Total Gold Mining		322,218,452

Silver Mining (3.53%)
Fortuna Mining Corp.(b)	1,740,077	10,580,365
Pan American Silver Corp.(a)	47,781	1,234,161
Total Silver Mining		11,814,526

TOTAL COMMON STOCKS
(Cost $234,972,967)		334,032,978

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (2.33%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $255,856)	4.28%	255,856	$255,856

Investments Purchased with Collateral from Securities Loaned (2.25%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $7,526,919)		7,526,919	7,526,919
TOTAL SHORT TERM INVESTMENTS
(Cost $7,782,775)			7,782,775

TOTAL INVESTMENTS (102.29%)
(Cost $242,755,742)			$341,815,753
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.29%)			(7,661,077)
NET ASSETS - 100.00%			$334,154,676

(a)	As of March 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $21,664,304. The loaned securities were secured with cash collateral of $7,526,919 and non-cash collateral with the value of $15,828,301. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(b)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Gold Miners ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (100.03%)
Gold Mining (92.96%)
Aris Mining Corp.	739,415	$3,416,914
Bellevue Gold, Ltd.(a)(b)	6,430,262	4,600,564
Calibre Mining Corp.(a)	2,906,564	6,463,295
Centerra Gold, Inc.	934,731	5,930,367
DRDGOLD, Ltd.	3,929,000	6,085,825
Emerald Resources NL(a)(b)	1,840,256	4,254,582
Firefinch, Ltd.(a)(b)(c)	6,635,363	290,228
Gold Road Resources, Ltd.	2,966,320	5,356,643
Greatland Gold PLC(a)	37,693,488	5,833,157
Hochschild Mining PLC	1,503,220	5,136,044
K92 Mining, Inc.(a)	808,819	6,975,049
McEwen Mining, Inc.(a)	729,515	5,507,838
Novagold Resources, Inc.(a)	1,143,199	3,338,141
OceanaGold Corp.	1,847,244	6,161,545
Pan African Resources PLC	7,376,156	4,044,718
Perpetua Resources Corp.(a)(b)	321,135	3,427,701
Ramelius Resources, Ltd.(b)	3,326,692	4,926,492
Regis Resources, Ltd.(a)	2,722,520	6,668,590
Resolute Mining, Ltd.(a)(b)	22,542,020	6,549,719
Seabridge Gold, Inc.(a)(b)	474,191	5,533,809
Skeena Resources, Ltd.(a)(b)	383,549	3,867,340
Spartan Resources, Ltd.(a)	5,383,010	6,373,989
Vault Minerals, Ltd.(a)	18,023,850	5,011,693
Victoria Gold Corp./Vancouver(a)(b)(c)	968,690	7
Wesdome Gold Mines, Ltd.(a)	563,663	6,713,584
West African Resources, Ltd.(a)	3,295,917	4,777,945
Westgold Resources, Ltd.(b)	3,425,444	6,164,335
Total Gold Mining		133,410,114

Silver Mining (7.07%)
Endeavour Silver Corp.(a)(b)	1,157,720	4,939,648
Fortuna Mining Corp.(a)(b)	854,626	5,196,468
Total Silver Mining		10,136,116

TOTAL COMMON STOCKS
(Cost $135,228,149)		143,546,230

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.55%)
Money Market Fund (0.03%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $39,996)	4.28%	39,996	$39,996

Investments Purchased with Collateral from Securities Loaned (8.52%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $12,231,194)		12,231,194	12,231,194
TOTAL SHORT TERM INVESTMENTS
(Cost $12,271,190)			12,271,190

TOTAL INVESTMENTS (108.58%)
(Cost $147,499,339)			$155,817,420
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.58%)			(12,307,139)
NET ASSETS - 100.00%			$143,510,281

(a)	Non-income producing security.
(b)	As of March 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $18,664,737. The loaned securities were secured with cash collateral of $12,231,194 and non-cash collateral with the value of $7,788,647. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

Sprott Critical Materials ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.68%)
Coal & Consumable Fuels (19.61%)
Bannerman Energy, Ltd.(a)	49,076	$77,890
Boss Energy, Ltd.(a)(b)	100,254	155,357
Cameco Corp.	35,233	1,450,190
CGN Mining Co., Ltd.(b)	1,509,950	267,782
Deep Yellow, Ltd.(a)(b)	255,357	169,134
Denison Mines Corp.(a)	518,203	673,664
Encore Energy Corp.(a)	95,246	135,683
Energy Fuels, Inc.(a)	114,550	427,271
IsoEnergy, Ltd.(a)	9,274	61,996
Lotus Resources, Ltd.(a)	470,610	51,461
NAC Kazatomprom JSC, GDR(c)	37,239	1,215,853
NexGen Energy, Ltd.(a)	155,179	696,754
Paladin Energy, Ltd.(a)(b)	88,720	283,282
Peninsula Energy, Ltd.(a)(b)	44,893	20,057
Uranium Energy Corp.(a)	220,855	1,055,687
Uranium Royalty Corp.(a)(b)	28,510	50,177
Ur-Energy, Inc.(a)	215,934	145,561
Total Coal & Consumable Fuels		6,937,799

Copper Mining (18.98%)
Aeris Resources, Ltd.(a)(b)	41,408	5,175
Amman Mineral Internasional PT(a)	1,004,950	326,184
Antofagasta PLC	43,507	937,704
ATALAYA MINING COPPER SA(b)	9,866	42,248
Capstone Copper Corp.(a)(b)	78,658	405,028
Central Asia Metals PLC	11,320	23,777
ERO Copper Corp.(a)	5,311	64,328
First Quantum Minerals, Ltd.(a)	62,988	846,960
Freeport-McMoRan, Inc.	47,378	1,793,731
Hindustan Copper, Ltd.	37,330	96,430
Jinchuan Group International Resources Co., Ltd.	287,600	23,654
KGHM Polska Miedz SA	13,357	432,657
Lundin Mining Corp.(b)	63,675	515,931
MAC Copper, Ltd.(a)	3,480	33,199
Sandfire Resources, Ltd.(a)(b)	23,081	149,414
SolGold PLC(a)(b)	115,922	9,853
Southern Copper Corp.	9,818	917,590
Taseko Mines, Ltd.(a)	40,872	91,553
Total Copper Mining		6,715,416

Diversified Metals & Mining (37.58%)
American Battery Technology Co.(a)	30,028	30,929
Americas Gold & Silver Corp.(a)	117,631	62,015
Arafura Rare Earths, Ltd.(a)	1,554,689	165,147
Core Lithium, Ltd.(a)(b)	1,581,122	75,086
Eramet SA(b)	7,779	418,891
Galan Lithium, Ltd.(a)	270,771	18,611
Global Atomic Corp.(a)	76,641	38,878
Hudbay Minerals, Inc.	34,659	263,062
IGO, Ltd.(b)	393,515	973,718
ioneer, Ltd.(a)(b)	708,939	64,232
Ivanhoe Electric, Inc. / US(a)	5,321	30,915
Ivanhoe Mines, Ltd.(a)(b)	51,678	438,835
Jupiter Mines, Ltd.	1,163,471	116,320
Kodal Minerals PLC(a)	5,200,904	28,217
Leo Lithium, Ltd.(d)	23,792	3,538
Lifezone Metals, Ltd.(a)	16,624	69,488
Liontown Resources, Ltd.(a)(b)	608,601	237,678
Lithium Americas Corp.(a)(b)	69,813	189,193
Lithium Argentina AG(a)(b)	54,316	116,236
Lynas Rare Earths, Ltd.(a)(b)	467,295	2,017,651
Merdeka Battery Materials Tbk PT(a)	13,713,500	248,433
Meteoric Resources NL(a)(b)	1,593,552	63,727
MMG, Ltd.(a)	355,920	122,582
MP Materials Corp.(a)	99,400	2,426,354
NGEx Minerals, Ltd.(a)	9,260	83,974
Nickel Industries, Ltd.	1,019,092	378,885
Northern Dynasty Minerals, Ltd.(a)(b)	37,037	42,593
Patriot Battery Metals, Inc.(a)	219,632	37,740
Piedmont Lithium, Inc.(a)(b)	6,270	39,501
Pilbara Minerals, Ltd.(a)(b)	1,345,122	1,416,245
Renascor Resources, Ltd.(a)(b)	1,033,265	29,699
Sayona Mining, Ltd.(a)(b)	8,582,228	96,527
Sigma Lithium Corp.(a)(b)	47,121	490,058
Solaris Resources, Inc.(a)	7,175	24,132
Standard Lithium, Ltd.(a)	58,690	74,536
Syrah Resources, Ltd.(a)(b)	504,811	75,704
Talga Group, Ltd.(a)(b)	174,447	49,597
Teck Resources, Ltd., Class B	39,057	1,422,847
Trilogy Metals, Inc.(a)	8,892	13,783
Trimegah Bangun Persada Tbk PT	3,334,200	138,925
Vale Indonesia Tbk PT(a)	1,811,550	248,322
Vizsla Silver Corp.(a)(b)	114,179	259,186
Vulcan Energy Resources, Ltd.(a)	49,307	156,513
Total Diversified Metals & Mining		13,298,503

Environmental & Facilities Services (0.31%)
Sungeel Hitech Co., Ltd.(a)	4,940	108,361

Fertilizers & Agricultural Chemicals (6.11%)
Sociedad Quimica y Minera de Chile SA, ADR	54,439	2,162,862

Gold Mining (0.81%)
Cia de Minas Buenaventura SAA, ADR	16,869	263,662
FireFly Metals, Ltd.(a)	38,838	23,419
Total Gold Mining		287,081

Precious Metals & Minerals Mining (0.40%)
Atlas Lithium Corp.(a)(b)	3,289	17,004

Security Description	Shares	Value
Precious Metals & Minerals Mining (continued)
Avino Silver & Gold Mines, Ltd.(a)	66,682	$122,695
Total Precious Metals & Minerals Mining		139,699

Silver Mining (8.40%)
Aya Gold & Silver, Inc.(a)	98,482	761,002
Endeavour Silver Corp.(a)	134,488	574,264
GoGold Resources, Inc.(a)	133,957	161,972
MAG Silver Corp.	60,130	918,786
New Pacific Metals Corp.(a)	38,303	42,325
Silver Mines, Ltd.(a)	613,028	40,220
Silvercorp Metals, Inc.(b)	122,558	474,299
Total Silver Mining		2,972,868

Specialty Chemicals (6.89%)
Albemarle Corp.	19,466	1,401,941
Ganfeng Lithium Group Co., Ltd.(b)(c)(e)	276,900	749,056
Tianqi Lithium Corp.	92,350	288,392
Total Specialty Chemicals		2,439,389

Steel Mining (0.59%)
MOIL, Ltd.	55,554	209,938

TOTAL COMMON STOCKS
(Cost $41,600,792)		35,271,916

RIGHTS (0.00%)
Diversified Metals & Mining (0.00%)
Talga Group, Ltd. (Expiring 9/13/2025), Strike Price AUD $0.55(d)	10,905	–

TOTAL RIGHTS
(Cost $–)		–

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.86%)
Money Market Fund (0.34%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $121,897)	4.28%	121,897	$121,897

Investments Purchased with Collateral from Securities Loaned (10.52%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $3,722,226)		3,722,226	3,722,226
TOTAL SHORT TERM INVESTMENTS
(Cost $3,844,123)			3,844,123

TOTAL INVESTMENTS (110.54%)
(Cost $45,444,915)			$39,116,039
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.54%)			(3,730,243)
NET ASSETS - 100.00%			$35,385,796

(a)	Non-income producing security.
(b)	As of March 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $5,685,463. The loaned securities were secured with cash collateral of $3,722,226 and non-cash collateral with the value of $2,572,207. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2025, the market value of those securities was $1,964,910, representing 5.55% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate market value of those securities was $749,056, representing 2.12% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Lithium Miners ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.17%)
Diversified Metals & Mining (62.06%)
American Lithium Corp.(a)(b)	310,331	$86,260
Anson Resources, Ltd.(a)	1,254,560	46,251
Argosy Minerals, Ltd.(a)(b)	2,433,295	33,450
Atlantic Lithium, Ltd.(a)	351,749	37,395
Core Lithium, Ltd.(a)(b)	3,468,255	164,703
Critical Elements Lithium Corp.(a)(b)	178,605	62,057
Critical Metals Corp.(a)	36,799	51,151
Delta Lithium, Ltd.(a)	422,635	47,535
E3 Lithium, Ltd.(a)	65,347	34,057
Galan Lithium, Ltd.(a)	642,382	44,153
IGO, Ltd.(b)	526,442	1,302,634
ioneer, Ltd.(a)(b)	2,973,647	269,423
Kairos Gold, Inc.(a)(c)	4,531	371
Kodal Minerals PLC(a)	12,073,314	65,502
Lake Resources NL(a)(b)	1,824,867	37,629
Leo Lithium, Ltd.(c)	117,442	17,465
Li-FT Power, Ltd.(a)	24,078	38,149
Liontown Resources, Ltd.(a)(b)	1,596,582	623,517
Lithium Americas Corp.(a)(b)	207,969	563,596
Lithium Argentina AG(a)(b)	238,818	511,070
Lithium Ionic Corp.(a)(b)	81,892	51,216
Mineral Resources, Ltd.	37,843	566,801
Patriot Battery Metals, Inc.(a)(b)	229,343	398,428
Piedmont Lithium, Inc.(a)	27,367	172,412
Pilbara Minerals, Ltd.(a)(b)	1,064,919	1,121,226
Savannah Resources PLC(a)	1,016,048	63,656
Sayona Mining, Ltd.(a)(b)	18,681,478	210,117
Sigma Lithium Corp.(a)(b)	57,945	602,628
Standard Lithium, Ltd.(a)(b)	257,554	327,094
Surge Battery Metals, Inc.(a)	200,414	40,388
Vulcan Energy Resources, Ltd.(a)	179,035	568,301
Winsome Resources, Ltd.(a)	182,493	27,938
Total Diversified Metals & Mining		8,186,573

Fertilizers & Agricultural Chemicals (13.10%)
Sociedad Quimica y Minera de Chile SA, ADR	43,495	1,728,056

Precious Metals & Minerals (0.29%)
Atlas Lithium Corp.(a)(b)	7,490	38,723

Specialty Chemicals (22.72%)
Albemarle Corp.	15,350	1,105,507
Ganfeng Lithium Group Co., Ltd.(b)(d)(e)	473,100	1,279,807
Tianqi Lithium Corp.	195,700	611,134
Total Specialty Chemicals		2,996,448

TOTAL COMMON STOCKS
(Cost $16,959,173)		12,949,800

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (11.47%)
Money Market Fund (0.14%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $18,481)	4.28%	18,481	18,481

Investments Purchased with Collateral from Securities Loaned (11.33%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $1,494,328)		1,494,328	1,494,328
TOTAL SHORT TERM INVESTMENTS
(Cost $1,512,809)			1,512,809

TOTAL INVESTMENTS (109.64%)
(Cost $18,471,982)			$14,462,609
LIABILITIES IN EXCESS OF OTHER ASSETS (-9.64%)			(1,271,686)
NET ASSETS - 100.00%			$13,190,923

(a)	Non-income producing security.
(b)	As of March 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $3,382,109. The loaned securities were secured with cash collateral of $1,494,328 and non-cash collateral with the value of $2,373,290. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate market value of those securities was $1,279,807, representing 9.70% of net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2025, the market value of those securities was $1,279,807, representing 9.70% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Uranium Miners ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (13.56%)
Sprott Physical Uranium Trust(a)(b)	11,569,106	$165,129,382

TOTAL CLOSED END FUND
(Cost $161,262,444)		165,129,382

COMMON STOCKS (86.66%)
Coal & Consumable Fuels (85.21%)
Alligator Energy, Ltd.(a)(b)	278,033,128	5,906,801
Anfield Energy, Inc.(a)(b)	92,561,937	3,216,078
Atha Energy Corp.(a)(b)(c)	20,663,006	6,676,834
Aura Energy, Ltd.(a)(b)(c)	73,952,905	7,393,534
Bannerman Energy, Ltd.(a)(b)(c)	14,485,551	22,990,352
Berkeley Energia, Ltd.(a)(b)(c)	29,578,649	10,469,101
Boss Energy, Ltd.(a)(b)(c)	35,344,580	54,771,091
Cameco Corp.	4,420,698	181,955,930
CanAlaska Uranium, Ltd.(a)(b)(c)	14,713,494	9,508,738
CGN Mining Co., Ltd.(c)	301,175,300	53,411,885
Deep Yellow, Ltd.(a)(b)(c)	78,798,887	52,191,867
Denison Mines Corp.(a)(c)	41,392,215	53,809,879
Elevate Uranium, Ltd.(a)(b)(c)	31,243,450	4,587,792
Encore Energy Corp.(a)(b)(c)	15,105,168	21,518,081
Energy Fuels, Inc.(a)(b)(c)	13,797,377	51,464,216
F3 Uranium Corp.(a)(b)(c)	38,693,953	5,915,479
Forsys Metals Corp.(a)(b)(c)	16,099,278	8,390,576
GoviEx Uranium, Inc.(a)(b)	106,615,221	4,815,670
IsoEnergy, Ltd.(a)(b)(c)	3,708,397	24,790,507
Laramide Resources, Ltd.(a)(b)(c)	20,225,795	9,838,474
Lotus Resources, Ltd.(a)(b)(c)	167,145,247	18,277,171
Mega Uranium, Ltd.(a)(b)(c)	30,164,374	6,288,393
NAC Kazatomprom JSC, GDR(d)	5,233,562	170,875,799
NexGen Energy, Ltd.(a)(c)	12,452,056	55,909,731
Paladin Energy, Ltd.(a)(c)	14,139,242	45,146,482
Peninsula Energy, Ltd.(a)(b)(c)	12,934,067	5,778,539
Skyharbour Resources, Ltd.(a)(b)	16,580,810	4,205,549
Uranium Energy Corp.(a)(c)	10,872,979	51,972,840
Uranium Royalty Corp.(a)(c)	5,743,507	10,217,420
Ur-Energy, Inc.(a)(b)(c)	29,632,008	19,974,937
Western Uranium & Vanadium Corp.(a)(b)(c)	5,318,466	4,619,772
Yellow Cake PLC(a)(c)(d)(e)	9,334,370	50,473,652
Total Coal & Consumable Fuels		1,037,363,170

Diversified Metals & Mining (1.04%)
Global Atomic Corp.(a)(b)(c)	24,964,527	12,663,983

Electronic Equipment & Instruments (0.40%)
Premier American Uranium, Inc.(a)(b)(c)	4,118,661	4,865,518

Machinery-Construction & Mining (0.01%)
F4 Uranium Corp.(a)(c)	2,149,333	97,082

TOTAL COMMON STOCKS
(Cost $1,280,699,098)		1,054,989,753

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.25%)
Money Market Fund (0.05%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $585,745)	4.28%	585,745	585,745

Investments Purchased with Collateral from Securities Loaned (7.20%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $87,595,357)		87,595,357	87,595,357
TOTAL SHORT TERM INVESTMENTS
(Cost $88,181,102)			88,181,102

TOTAL INVESTMENTS (107.47%)
(Cost $1,530,142,644)			$1,308,300,237
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.47%)			(90,890,606)
NET ASSETS - 100.00%			$1,217,409,631

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table in accompanying notes (Affiliated Investments).
(c)	As of March 31, 2025, the security, or a portion of the security position is currently on loan. The total market value of securities on loan was $184,623,297. The loaned securities were secured with cash collateral of $87,595,357 and non-cash collateral with the value of $111,277,355. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of March 31, 2025, the market value of those securities was $221,349,451, representing 18.18% of net assets.

(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2025, the aggregate market value of those securities was $50,473,652, representing 4.15% of net assets.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Uranium Miners ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.96%)
Coal & Consumable Fuels (97.43%)
Alligator Energy, Ltd.(a)	107,519,503	$2,284,247
Atha Energy Corp.(a)	7,797,939	2,519,747
Aura Energy, Ltd.(a)	15,703,098	1,569,937
Bannerman Energy, Ltd.(a)	4,966,652	7,882,688
Berkeley Energia, Ltd.(a)	10,103,089	3,408,983
Boss Energy, Ltd.(a)(b)	6,179,312	9,575,659
Cameco Corp.	143,400	5,902,344
CanAlaska Uranium, Ltd.(a)	4,641,518	2,999,626
CGN Mining Co., Ltd.(b)	49,963,800	8,860,822
Deep Yellow, Ltd.(a)(b)	18,809,741	12,458,495
Denison Mines Corp.(a)	15,690,358	20,397,465
Elevate Uranium, Ltd.(a)(b)	9,931,631	1,458,362
Encore Energy Corp.(a)	3,943,654	5,617,936
Energy Fuels, Inc.(a)	2,019,723	7,533,567
F3 Uranium Corp.(a)	15,696,017	2,399,586
Forsys Metals Corp.(a)	4,214,502	2,196,502
GoviEx Uranium, Inc.(a)	24,678,957	1,114,716
IsoEnergy, Ltd.(a)	931,731	6,228,590
Laramide Resources, Ltd.(a)	7,347,839	3,574,224
Lotus Resources, Ltd.(a)	48,113,975	5,261,217
Mega Uranium, Ltd.(a)	11,824,309	2,465,024
NexGen Energy, Ltd.(a)	4,387,259	19,698,793
Nuclear Fuels, Inc.(a)	2,811,912	449,421
Paladin Energy, Ltd.(a)(b)	7,100,993	22,673,411
Peninsula Energy, Ltd.(a)(b)	4,555,465	2,035,240
Skyharbour Resources, Ltd.(a)	5,835,112	1,480,015
Uranium Energy Corp.(a)	4,455,754	21,298,504
Uranium Royalty Corp.(a)(b)	2,906,780	5,115,933
Ur-Energy, Inc.(a)(b)	10,919,400	7,360,768
Western Uranium & Vanadium Corp.(a)	1,537,191	1,335,248
Total Coal & Consumable Fuels		197,157,070

Diversified Metals & Mining (1.96%)
Global Atomic Corp.(a)(b)	7,830,758	3,972,380

Electronic Equipment & Instruments (0.55%)
Premier American Uranium, Inc.(a)	938,596	1,108,796

Machinery-Construction & Mining (0.02%)
F4 Uranium Corp.(a)	986,612	44,564

TOTAL COMMON STOCKS
(Cost $298,664,061)		202,282,810

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.81%)
Money Market Fund (0.04%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $72,819)	4.28%	72,819	$72,819

Investments Purchased with Collateral from Securities Loaned (10.77%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $21,811,570)		21,811,570	21,811,570
TOTAL SHORT TERM INVESTMENTS
(Cost $21,884,389)			21,884,389

TOTAL INVESTMENTS (110.77%)
(Cost $320,548,450)			$224,167,199
LIABILITIES IN EXCESS OF OTHER ASSETS (-10.77%)			(21,795,504)
NET ASSETS - 100.00%			$202,371,695

(a)	Non-income producing security.
(b)	As of March 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $30,929,411. The loaned securities were secured with cash collateral of $21,811,570 and non-cash collateral with the value of $13,019,771. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Junior Copper Miners ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.95%)
Copper Mining (49.01%)
Aeris Resources, Ltd.(a)(b)	1,196,583	$149,537
Aldebaran Resources, Inc.(a)	241,509	317,190
Arizona Sonoran Copper Co., Inc.(a)(b)	202,776	318,456
ATALAYA MINING COPPER SA(b)	118,568	507,728
Austral Resources Australia, Ltd.(a)(c)	62,142	6,213
Central Asia Metals PLC	259,894	545,880
China Daye Non-Ferrous Metals Mining, Ltd.(a)	11,778,000	74,166
Copper 360, Ltd.(a)	543,283	56,299
ERO Copper Corp.(a)(b)	35,294	427,487
Faraday Copper Corp.(a)	360,342	205,330
Hillgrove Resources, Ltd.(a)	2,926,086	63,993
Hot Chili, Ltd.(a)	262,755	100,152
Imperial Metals Corp.(a)	138,831	268,198
Jinchuan Group International Resources Co., Ltd.(b)	5,485,100	451,132
Koryx Copper, Inc.(a)	124,798	97,129
MAC Copper, Ltd.(a)	42,437	404,849
Marimaca Copper Corp.(a)	100,796	365,627
Sandfire Resources, Ltd.(a)(b)	79,423	514,142
SolGold PLC(a)(b)	3,352,379	284,944
Taseko Mines, Ltd.(a)	261,621	586,031
Total Copper Mining		5,744,483

Diversified Metals & Mining (47.05%)
29Metals, Ltd.(b)	392,156	39,206
AIC Mines, Ltd.(a)	910,593	207,680
Amerigo Resources, Ltd.	239,587	317,995
Caravel Minerals, Ltd.(a)	945,219	94,499
Carnaby Resources, Ltd.(a)	325,791	58,018
Copper Fox Metals, Inc.(a)(b)	467,912	86,166
Encounter Resources, Ltd.(a)	688,667	92,518
Entree Resources, Ltd.(a)	240,609	351,120
Gruvaktiebolaget Viscaria(a)	190,579	404,789
Ivanhoe Electric, Inc. / US(a)	56,672	329,264
Midnight Sun Mining Corp.(a)	334,022	150,873
New World Resources, Ltd.(a)	2,600,338	43,870
NGEx Minerals, Ltd.(a)(b)	60,190	545,832
Northern Dynasty Minerals, Ltd.(a)(b)	1,077,631	1,239,276
Regulus Resources, Inc.(a)	208,656	326,240
Sierra Metals, Inc.	340,829	182,369
Solaris Resources, Inc.(a)(b)	168,124	565,457
Trilogy Metals, Inc.(a)	258,090	400,040
Xanadu Mines, Ltd.(a)	2,513,292	80,092
Total Diversified Metals & Mining		5,515,304

Gold Mining (3.89%)
FireFly Metals, Ltd.(a)(b)	755,441	455,517

TOTAL COMMON STOCKS
(Cost $11,992,832)		11,715,304

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (20.40%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $9,688)	4.28%	9,688	9,688

Investments Purchased with Collateral from Securities Loaned (20.32%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $2,381,683)		2,381,683	2,381,683
TOTAL SHORT TERM INVESTMENTS
(Cost $2,391,371)			2,391,371

TOTAL INVESTMENTS (120.35%)
(Cost $14,384,203)			$14,106,675
LIABILITIES IN EXCESS OF OTHER ASSETS (-20.35%)			(2,385,237)
NET ASSETS - 100.00%			$11,721,438

(a)	Non-income producing security.
(b)	As of March 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $3,391,704. The loaned securities were secured with cash collateral of $2,381,683 and non-cash collateral with the value of $1,390,339. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Quarterly Schedule of Investments.

Sprott Nickel Miners ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (97.66%)
Diversified Metals & Mining (91.46%)
Adhi Kartiko Pratama PT(a)	4,949,400	$74,718
Canada Nickel Co., Inc.(a)	657,125	438,373
Centaurus Metals, Ltd.(a)	1,436,223	323,073
Chilean Metals, Inc.(a)(b)	29,395	–
Eramet SA(c)	8,722	469,670
IGO, Ltd.(c)	273,773	677,427
Lifezone Metals, Ltd.(a)(c)	85,760	358,477
Magna Mining, Inc.(a)	456,631	495,010
Merdeka Battery Materials Tbk PT(a)	65,611,850	1,188,621
Nickel Asia Corp.	12,202,415	471,251
Nickel Industries, Ltd.(c)	5,082,328	1,889,542
Pam Mineral Tbk PT	12,130,300	218,287
Power Metallic Mines, Inc.(a)	736,981	706,740
Premium Resources, Ltd.(a)	658,344	196,719
Raiden Resources, Ltd.(a)(c)	13,342,014	45,852
Sherritt International Corp.(a)	1,618,895	163,121
Talon Metals Corp.(a)	3,199,210	266,777
Trimegah Bangun Persada Tbk PT	11,605,550	483,565
Vale Indonesia Tbk PT(a)	2,674,800	366,654
Xinjiang Xinxin Mining Industry Co., Ltd.	3,097,700	386,145
Total Diversified Metals & Mining		9,220,022

Gold Mining (5.52%)
Aneka Tambang Tbk	5,632,595	556,117

Non-Ferrous Metal (0.68%)
EV Nickel, Inc.(a)	340,427	68,603

TOTAL COMMON STOCKS
(Cost $13,634,847)		9,844,742

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (10.97%)
Money Market Fund (0.65%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $65,614)	4.28%	65,614	65,614

Investments Purchased with Collateral from Securities Loaned (10.32%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $1,040,664)		1,040,664	1,040,664
TOTAL SHORT TERM INVESTMENTS
(Cost $1,106,278)			1,106,278

TOTAL INVESTMENTS (108.63%)
(Cost $14,741,125)			$10,951,020
LIABILITIES IN EXCESS OF OTHER ASSETS (-8.63%)			(869,693)
NET ASSETS - 100.00%			$10,081,327

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(c)	As of March 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $996,398. The loaned securities were secured with cash collateral of $1,040,664 and non-cash collateral with the value of $49,991. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Copper Miners ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (98.11%)
Copper Mining (68.94%)
Aeris Resources, Ltd.(a)(b)	215,721	$26,958
Aldebaran Resources, Inc.(a)	43,366	56,956
Amman Mineral Internasional PT(a)	2,259,800	733,480
Antofagasta PLC	52,314	1,127,521
Arizona Sonoran Copper Co., Inc.(a)	36,589	57,462
ATALAYA MINING COPPER SA(b)	25,855	110,716
Capstone Copper Corp.(a)(b)	205,435	1,057,832
Central Asia Metals PLC	58,820	123,545
China Daye Non-Ferrous Metals Mining, Ltd.(a)	2,123,200	13,370
Copper 360, Ltd.(a)	97,893	10,144
ERO Copper Corp.(a)(b)	27,447	332,658
Faraday Copper Corp.(a)(b)	64,966	37,019
First Quantum Minerals, Ltd.(a)	84,809	1,140,373
Freeport-McMoRan, Inc.	153,379	5,806,929
Hillgrove Resources, Ltd.(a)	527,471	11,536
Hot Chili, Ltd.(a)	47,327	18,039
Imperial Metals Corp.(a)(b)	25,071	48,433
Jinchuan Group International Resources Co., Ltd.(b)	987,700	81,235
KGHM Polska Miedz SA	40,979	1,327,381
Lundin Mining Corp.(b)	130,899	1,060,618
MAC Copper, Ltd.(a)	17,948	171,224
Marimaca Copper Corp.(a)	18,187	65,971
Sandfire Resources, Ltd.(a)(b)	120,331	778,958
Sociedad Minera Cerro Verde SAA	7,569	321,683
SolGold PLC(a)	604,305	51,364
Southern Copper Corp.	12,196	1,139,838
Taseko Mines, Ltd.(a)	109,505	245,291
Total Copper Mining		15,956,534

Diversified Metals & Mining (28.64%)
29Metals, Ltd.	70,653	7,064
AIC Mines, Ltd.(a)	156,167	35,617
Amerigo Resources, Ltd.	43,203	57,342
Caravel Minerals, Ltd.(a)	175,147	17,510
Carnaby Resources, Ltd.(a)	58,749	10,462
Encounter Resources, Ltd.(a)	124,175	16,682
Entree Resources, Ltd.(a)(b)	43,101	62,897
Gruvaktiebolaget Viscaria(a)	33,080	70,262
Hudbay Minerals, Inc.	141,657	1,075,177
Ivanhoe Electric, Inc. / US(a)	27,723	161,071
Ivanhoe Mines, Ltd.(a)(b)	184,682	1,568,267
Midnight Sun Mining Corp.(a)	60,053	27,125
MMG, Ltd.(a)	1,438,400	495,398
New World Resources, Ltd.(a)	908,880	15,334
NGEx Minerals, Ltd.(a)	48,339	438,361
Northern Dynasty Minerals, Ltd.(a)(b)	193,339	222,340
Sierra Metals, Inc.	61,440	32,875
Solaris Resources, Inc.(a)(b)	37,364	125,667
Teck Resources, Ltd., Class B	58,129	2,117,639
Trilogy Metals, Inc.(a)	46,300	71,765
Total Diversified Metals & Mining		6,628,855

Gold Mining (0.53%)
FireFly Metals, Ltd.(a)	202,692	122,220

TOTAL COMMON STOCKS
(Cost $26,658,172)		22,707,609

EXCHANGE TRADED FUNDS (1.30%)
iShares MSCI India ETF	5,864	301,879

TOTAL EXCHANGE TRADED FUNDS
(Cost $320,970)		301,879

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.70%)
Money Market Fund (0.08%)
State Street Institutional Treasury Plus Money Market Fund
(Cost $18,368)	4.28%	18,368	18,368

Investments Purchased with Collateral from Securities Loaned (5.62%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $1,301,112)		1,301,112	1,301,112
TOTAL SHORT TERM INVESTMENTS
(Cost $1,319,480)			1,319,480

TOTAL INVESTMENTS (105.11%)
(Cost $28,298,622)			$24,328,968
LIABILITIES IN EXCESS OF OTHER ASSETS (-5.11%)			(1,182,496)
NET ASSETS - 100.00%			$23,146,472

(a)	Non-income producing security.
(b)	As of March 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $3,804,005. The loaned securities were secured with cash collateral of $1,301,112 and non-cash collateral with the value of $2,947,459. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Silver Miners & Physical Silver ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
CLOSED END FUND (21.75%)
Sprott Physical Silver Trust(a)(b)	763,746	$8,859,454

TOTAL CLOSED END FUND
(Cost $8,400,462)		8,859,454

COMMON STOCKS (78.13%)
Diversified Metals & Mining (13.25%)
AbraSilver Resource Corp.(b)(c)	679,611	1,497,076
Adriatic Metals PLC(b)	48,667	123,469
Americas Gold & Silver Corp.(b)	1,491,737	786,444
Andean Silver, Ltd.(b)	29,412	23,340
Blackrock Silver Corp.(b)	63,087	15,125
Eloro Resources, Ltd.(b)	13,167	8,326
Fuerte Metals Corp.(b)	8,379	4,542
Hercules Metals Corp.(b)(c)	1,188,060	491,224
Investigator Resources, Ltd.(b)	8,557,822	128,337
Prime Mining Corp.(b)	19,539	21,181
Santacruz Silver Mining, Ltd.(b)	71,085	26,674
Societe Metallurgique D'imiter(b)	1,328	329,593
Vizsla Silver Corp.(b)(c)	854,892	1,940,605
Total Diversified Metals & Mining		5,395,936

Gold (9.88%)
Coeur Mining, Inc.(b)	58,995	349,250
Hochschild Mining PLC	67,887	231,949
Hycroft Mining Holding Corp.(b)	3,078	9,973
Integra Resources Corp.(b)	23,256	28,928
SSR Mining, Inc.(b)	29,070	291,572
Triple Flag Precious Metals Corp.	40,698	779,367
Unico Silver, Ltd.(b)	2,146,489	362,134
Wheaton Precious Metals Corp.	25,399	1,971,724
Total Gold		4,024,897

Precious Metals & Minerals (4.06%)
Avino Silver & Gold Mines, Ltd.(b)	25,406	46,747
Dolly Varden Silver Corp.(b)(c)	42,001	30,354
Fresnillo PLC	48,906	591,314
GR Silver Mining, Ltd.(b)	1,791,127	192,922
Guanajuato Silver Co., Ltd.(b)	111,834	13,600
Industrias Penoles SAB de CV	33,345	620,022
Outcrop Silver & Gold Corp.(b)	1,154,469	152,426
Southern Silver Exploration Corp.(b)	57,285	8,559
Total Precious Metals & Minerals		1,655,944

Silver (50.94%)
Aftermath Silver, Ltd.(b)	1,042,818	355,082
Andean Precious Metals Corp.(b)	249,412	279,040
Apollo Silver Corp.(b)	54,207	12,619
Aya Gold & Silver, Inc.(b)	407,911	3,152,059
Discovery Silver Corp.(b)(c)	71,649	105,553
Endeavour Silver Corp.(b)(c)	623,034	2,660,355
First Majestic Silver Corp.	289,243	1,935,036
GoGold Resources, Inc.(b)	1,590,363	1,922,957
Hecla Mining Co.	141,075	784,377
IMPACT Silver Corp.(b)	1,332,661	175,953
Kootenay Silver, Inc.(b)	334,973	223,463
MAG Silver Corp.	332,545	5,081,288
New Pacific Metals Corp.(b)(c)	508,021	561,363
Silver Mines, Ltd.(b)	8,122,371	532,904
Silver One Resources, Inc.(b)	1,245,510	203,394
Silver Tiger Metals, Inc.(b)	1,966,185	444,050
Silvercorp Metals, Inc.	504,818	1,953,646
Sotkamo Silver AB(b)	1,541,229	176,986
Sun Silver, Ltd.(b)	392,350	188,774
Total Silver		20,748,899

TOTAL COMMON STOCKS
(Cost $30,910,229)		31,825,676

	Shares	Value
SHORT TERM INVESTMENTS (2.52%)
Investments Purchased with Collateral from Securities Loaned (2.52%)
State Street Navigator Securities Lending Government Money Market Portfolio, 4.36%
(Cost $1,027,371)	1,027,371	1,027,371
TOTAL SHORT TERM INVESTMENTS
(Cost $1,027,371)		1,027,371

TOTAL INVESTMENTS (102.40%)
(Cost $40,338,062)		$41,712,501
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.40%)		(978,972)
NET ASSETS - 100.00%		$40,733,529

(a)	Affiliate of the Fund. See table in accompanying notes (Affiliated Investments).
(b)	Non-income producing security.
(c)	As of March 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $1,468,180. The loaned securities were secured with cash collateral of $1,027,371 and non-cash collateral with the value of $540,817. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund's custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Quarterly Schedule of Investments.

Sprott Active Gold & Silver Miners ETF

Schedule of Investments

As of March 31, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (94.18%)
Diversified Metals & Mining (1.90%)
Vizsla Silver Corp.(a)	210,834	$482,015

Gold (83.86%)
Agnico Eagle Mines, Ltd.	11,501	1,246,045
Alamos Gold, Inc.	43,838	1,172,228
Anglogold Ashanti PLC	18,498	686,646
Calibre Mining Corp.(a)	438,282	974,603
Coeur Mining, Inc.(a)	172,273	1,019,856
Dundee Precious Metals, Inc.	60,957	808,213
Eldorado Gold Corp.(a)	16,263	273,544
Emerald Resources NL(a)	227,916	526,931
Equinox Gold Corp.(a)	25,269	173,663
Evolution Mining, Ltd.	149,526	664,298
G Mining Ventures Corp.(a)	75,348	982,789
i-80 Gold Corp.(a)	433,447	256,023
IAMGOLD Corp.(a)	146,952	918,450
Kinross Gold Corp.	62,127	783,422
Lundin Gold, Inc.	34,866	1,079,621
Newmont Corp.	17,199	830,368
Northern Star Resources, Ltd.	58,400	668,521
OceanaGold Corp.	258,219	861,298
Osisko Gold Royalties, Ltd.	59,202	1,249,411
Perpetua Resources Corp.(a)	96,291	1,029,351
Perseus Mining, Ltd.	69,971	145,593
Sandstorm Gold, Ltd.	90,324	681,946
Spartan Resources, Ltd.(a)	630,468	746,533
Torex Gold Resources, Inc.(a)	43,524	1,205,261
Wesdome Gold Mines, Ltd.(a)	92,430	1,100,900
Westgold Resources, Ltd.	67,706	121,842
Wheaton Precious Metals Corp.	13,572	1,053,594
Total Gold		21,260,950

Silver (8.42%)
Aya Gold & Silver, Inc.(a)	56,394	435,775
First Majestic Silver Corp.	77,728	519,609
MAG Silver Corp.	21,046	320,140
Pan American Silver Corp.	33,228	858,279
Total Silver		2,133,803

TOTAL COMMON STOCKS
(Cost $22,019,863)		23,876,768

	7 Day Yield	Shares	Value
SHORT TERM INVESTMENTS (5.32%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund	4.28%	1,349,636	$1,349,636
TOTAL SHORT TERM INVESTMENTS
(Cost $1,349,636)			1,349,636

TOTAL INVESTMENTS (99.50%)
(Cost $23,369,499)			$25,226,404
NET LIABILITIES LESS OTHER ASSETS (0.50%)			125,943
NET ASSETS - 100.00%			$25,352,347

(a)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Sprott ETFs

Notes to Quarterly Schedules of Investments

March 31, 2025 (Unaudited)

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when Sprott Asset Management USA, Inc. (the "Adviser") determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments at March 31, 2025:

Sprott Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$334,032,978	$–	$–	$334,032,978
Short Term Investments	7,782,775	–	–	7,782,775
Total	$341,815,753	$–	$–	$341,815,753

Sprott Junior Gold Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$138,655,431	$4,600,564	$290,235	$143,546,230
Short Term Investments	12,271,190	–	–	12,271,190
Total	$150,926,621	$4,600,564	$290,235	$155,817,420

Sprott Critical Materials ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$33,976,492	$1,291,886	$3,538		$35,271,916
Rights and Warrants*	–	–	–	**	–
Short Term Investments	3,844,123	–	–		3,844,123
Total	$37,820,615	$1,291,886	$3,538		$39,116,039

Sprott Lithium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$12,931,964	$–	$17,836	$12,949,800
Short Term Investments	1,512,809	–	–	1,512,809
Total	$14,444,773	$–	$17,836	$14,462,609

Sprott Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,054,989,753	$–	$–	$1,054,989,753
Closed End Fund*	165,129,382	–	–	165,129,382
Short Term Investments	88,181,102	–	–	88,181,102
Total	$1,308,300,237	$–	$–	$1,308,300,237

Sprott Junior Uranium Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$202,282,810	$–	$–	$202,282,810
Short Term Investments	21,884,389	–	–	21,884,389
Total	$224,167,199	$–	$–	$224,167,199

Sprott Junior Copper Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$11,257,959	$451,132	$6,213	$11,715,304
Short Term Investments	2,391,371	–	–	2,391,371
Total	$13,649,330	$451,132	$6,213	$14,106,675

Sprott Nickel Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	$6,956,780	$2,887,962	$–	**	$9,844,742
Short Term Investments	1,106,278	–	–		1,106,278
Total	$8,063,058	$2,887,962	$–		$10,951,020

Sprott Copper Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$21,892,894	$814,715	$–	$22,707,609
Exchange Traded Funds*	301,879	–	–	301,879
Short Term Investments	1,319,480	–	–	1,319,480
Total	$23,514,253	$814,715	$–	$24,328,968

Sprott Silver Miners & Physical Silver ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$31,496,082	$329,594	$–	$31,825,676
Closed End Fund*	8,859,454	–	–	8,859,454
Short Term Investments	1,027,371	–	–	1,027,371
Total	$41,382,907	$329,594	$–	$41,712,501

Sprott Active Gold & Silver Miners ETF

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$23,876,768	$–	$–	$23,876,768
Short Term Investments	1,349,636	–	–	1,349,636
Total	$25,226,404	$–	$–	$25,226,404

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.
**	Includes investments valued at zero.

Affiliated Investments

As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund.

For the period ended March 31, 2025, the Sprott Uranium Miners ETF and the Sprott Silver Miners & Physical Silver ETF held shares in the following affiliates, as defined by the Investment Company Act of 1940:

Sprott Uranium Miners ETF

Security Name	Shares as of January 1, 2025	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (Cost)	Sales (Shares)		Sales (Proceeds)	Change in Unrealized Gain/ (Loss)	Realized Gain/(Loss)	Market Value as of March 31, 2025	Shares as of March 31, 2025	Dividends
Closed End Fund
Sprott Physical Uranium Trust (a)	9,968,477	$172,399,971	1,842,120	$27,308,587	(241,491)		$(3,927,557)	$(31,846,016)	$1,194,397	$165,129,382	11,569,106	$-
Common Stock
Coal & Consumable Fuels
Alligator Energy, Ltd.(a)	238,286,035	5,014,561	45,641,355	981,549	(5,894,262)		(128,519)	50,741	(11,531)	5,906,801	278,033,128	-
Anfield Energy, Inc.(a)	97,560,688	5,769,007	4,435,191	251,371	(9,433,942)		(417,530)	(2,119,749)	(267,021)	3,216,078	92,561,937	-
Atha Energy Corp. (a)(b)	17,361,008	6,763,480	3,423,354	1,160,171	(121,356)		(42,887)	(1,194,549)	(9,381)	6,676,834	20,663,006	-
Aura Energy, Ltd. (a)(b)	52,569,654	4,067,247	22,674,322	2,224,049	(1,291,071)		(108,917)	1,216,935	(5,780)	7,393,534	73,952,905	-
Bannerman Energy, Ltd. (a)(b)	11,160,477	20,032,546	3,596,860	5,824,606	(271,786)		(508,957)	(2,530,062)	172,219	22,990,352	14,485,551	-
Berkeley Energia, Ltd. (a)(b)	28,128,334	5,458,120	2,113,354	575,094	(663,039)		(143,504)	4,578,716	675	10,469,101	29,578,649	-
Boss Energy, Ltd.(a)(b)	26,043,243	39,170,286	9,924,747	15,682,487	(623,410)		(1,129,287)	933,079	114,526	54,771,091	35,344,580	-
CanAlaska Uranium, Ltd. (a)(b)	10,206,286	4,828,185	4,743,566	3,000,837	(236,358)		(128,840)	1,752,482	56,074	9,508,738	14,713,494	-
Deep Yellow, Ltd. (a)(b)	61,195,181	42,611,336	19,078,878	13,026,739	(1,475,172)		(1,168,226)	(2,657,993)	380,011	52,191,867	78,798,887	-
Elevate Uranium, Ltd. (a)(b)	19,033,404	3,121,891	12,698,149	1,884,097	(488,103)		(83,324)	(326,871)	(8,001)	4,587,792	31,243,450	-
Encore Energy Corp.(a)(b)	11,510,995	38,838,447	3,870,494	6,419,194	(276,321)		(882,845)	(22,900,493)	43,778	21,518,081	15,105,168	-
Energy Fuels, Inc. (a)(b)	10,382,148	53,260,419	3,739,943	14,785,514	(324,714)		(1,603,483)	(14,617,041)	(361,193)	51,464,216	13,797,377	-
F3 Uranium Corp. (a)(b)	29,621,703	4,945,709	9,809,359	1,517,423	(737,109)		(125,151)	(415,271)	(7,231)	5,915,479	38,693,953	-
Forsys Metals Corp.(a)(b)	11,900,529	5,464,085	4,495,494	2,220,707	(296,745)		(117,813)	827,737	(4,140)	8,390,576	16,099,278	-
GoviEx Uranium, Inc. (a)	92,426,022	3,214,930	16,497,738	703,259	(2,308,539)		(76,601)	987,574	(13,492)	4,815,670	106,615,221	-
IsoEnergy, Ltd. (a)(b)	11,149,579	20,089,332	1,464,548	6,740,353	(8,905,730	)(c)	(522,890)	(1,461,938)	(54,350)	24,790,507	3,708,397	-
Laramide Resources, Ltd. (a)(b)	15,314,294	6,818,427	5,290,048	2,517,727	(378,547)		(163,982)	668,874	(2,572)	9,838,474	20,225,795	-
Lotus Resources, Ltd. (a)(b)	116,548,235	14,427,501	53,386,838	6,008,851	(2,789,826)		(382,100)	(1,760,194)	(16,887)	18,277,171	167,145,247	-
Mega Uranium, Ltd.(a)(b)	23,413,093	5,375,019	7,315,295	1,545,227	(564,014)		(125,977)	(515,825)	9,949	6,288,393	30,164,374	-
Peninsula Energy, Ltd.(a)(b)	9,624,599	7,506,001	3,551,946	1,742,293	(242,478)		(186,669)	(3,266,687)	(16,399)	5,778,539	12,934,067	-
Skyharbour Resources, Ltd. (a)	14,889,427	3,832,542	2,055,893	527,517	(364,510)		(88,289)	(59,251)	(6,970)	4,205,549	16,580,810	-
Ur-Energy, Inc.(a)(b)	23,220,620	26,703,713	7,122,212	5,354,443	(710,824)		(738,293)	(11,202,786)	(142,140)	19,974,937	29,632,008	-
Western Uranium &
Vanadium Corp. (a)(b)	3,782,027	2,578,445	1,562,453	1,335,162	(26,014)		(20,278)	724,496	1,947	4,619,772	5,318,466	-
Diversified Metals & Mining
Global Atomic Corp.(a)(b)	14,401,623	7,814,718	10,907,622	5,478,138	(344,718)		(173,715)	(442,451)	(12,707)	12,663,983	24,964,527	-
Electronic Equipment & Instruments
Premier American Uranium, Inc. (a)(b)	2,637,859	2,642,539	1,555,699	1,577,616	(74,897)		(68,075)	683,416	30,022	4,865,518	4,118,661	-
		$512,748,457		$130,393,011			$(13,063,709)	$(84,893,127)	$1,063,803	$546,248,435		$-

Securities no longer affiliated as of March 31, 2025								-		$-

Securities Affiliated as of March 31, 2025								$($84,893,127)		$546,248,435

Sprott Silver Miners & Physical Silver ETF

Security Name	Shares as of January 1, 2025(d)	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceeds)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of March 31, 2025	Shares as of March 31, 2025	Dividends
Closed End Fund
Sprott Physical Silver Trust(a)	-	$-	763,746	$8,400,462	-	$-	$458,992	$-	$8,859,454	763,746	$-
Securities Affiliated as of March 31, 2025		$-		$8,400,462		$-	$458,992	$-	$8,859,454		$-

(a)	Non-income producing security
(b)	As of March 31, 2025, the security, or a portion of the security position is currently on loan.
(c)	Includes effect of a reverse split (1:4) effective on March 20, 2025.
(d)	Fund inception date was January 14, 2025.